Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (Benefit) for Income Taxes from Continuing Operations

The provision (benefit) for income taxes from continuing operations consists of the following (amounts in thousands):

	Years Ended December 31,
	2012	2011	2010
CURRENT:
Federal	$5,622	$612	$(39,210)
State	1,449	1,409	1,061

Total current provision (benefit)	7,071	2,021	(38,149)

DEFERRED:
Federal	(7,415)	4,162	(1,460)
State	(1,690)	1,237	(1,858)
Effect of tax law change	—	—	749

Total deferred provision (benefit)	(9,105)	5,399	(2,569)

Total provision (benefit) for income taxes	$(2,034)	$7,420	$(40,718)

Effective Tax Rate as Applied to Pre-Tax Income or Loss from Continuing Operations

The effective tax rate as applied to pre-tax income or loss from continuing operations differed from the statutory federal rate due to the following:

	Years Ended December 31,
	2012	2011	2010
U.S. federal statutory rate	35%	35%	35%
State taxes (net of federal tax benefit and change in valuation allowance)	–2%	18%	1%
Permanent items	–1%	0%	0%
Nondeductible compensation	–8%	0%	–1%
Nondeductible transaction costs	–23%	0%	0%
Federal tax credits	2%	–8%	1%
Federal valuation allowance	3%	–2%	–4%
Effect of tax law change	0%	0%	–1%
Unrecognized tax benefits	1%	–1%	0%

	7%	42%	31%

Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31 are as follows (amounts in thousands):

	2012	2011
DEFERRED TAX ASSETS:
Accounting reserves and accruals	$30,067	$32,521
Defined benefit plan	9,614	10,898
Investments in stock and derivatives	539	540
Deferred management rights proceeds	73,011	—
Rent escalation	27,086	24,574
Federal and State net operating loss carryforwards	16,946	113,015
Tax credits and other carryforwards	1,022	6,263
Investments in partnerships	3,778	3,323
Other assets	10,374	17,109

Total deferred tax assets	172,437	208,243
Valuation allowance	(18,347)	(19,222)

Total deferred tax assets, net of valuation allowance	154,090	189,021

DEFERRED TAX LIABILITIES:
Property and equipment, net	235,403	272,925
Goodwill and other intangibles	4,244	2,922
Other liabilities	3,381	12,752

Total deferred tax liabilities	243,028	288,599

Net deferred tax liabilities	$88,938	$99,578

Reconciliation of Beginning and Ending Gross Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits (exclusive of interest and penalties) is as follows:

	2012	2011	2010
Unrecognized tax benefits at beginning of year	$14,141	$18,952	$16,123
Additions (reductions) based on tax positions related to the current year	7	(286)	3,084
Additions for tax positions of prior years	—	147	10,293
Reductions for tax positions of prior years	(986)	(4,672)	(10,548)

Unrecognized tax benefits at end of year	$13,162	$14,141	$18,952